Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs (1)	Total Shareholder Return	Net Income / (Loss) (in thousands)
2025	$3,991,516	$4,036,175	$1,559,395	$1,563,969	$171.10	$71,183
2024	$3,506,708	$3,988,235	$1,452,218	$1,622,252	$180.84	$(63,734)
2023	$2,847,442	$3,458,338	$1,331,015	$1,588,304	$162.66	$(54,188)

PEO Total Compensation Amount		$ 3,991,516	$ 3,506,708	$ 2,847,442
PEO Actually Paid Compensation Amount	[1]	$ 4,036,175	3,988,235	3,458,338
Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for PEO

Year	2025
Summary Compensation Table Total	$3,991,516
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(2,472,698)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$2,510,812
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(130,123)
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$136,668
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0
Compensation Actually Paid	$4,036,175

Non-PEO NEO Average Total Compensation Amount		$ 1,559,395	1,452,218	1,331,015
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 1,563,969	1,622,252	1,588,304
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Reconciliation of Summary Compensation Table Total to Compensation Actually Paid for Non-PEO NEOs

Year	2025
Summary Compensation Table Total	$1,559,395
(Minus): Grant Date Fair Value of Equity Awards Granted in Fiscal Year	$(718,200)
Plus: Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year	$720,538
Plus/(Minus): Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years	$(43,635)
Plus/(Minus): Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year	$45,871
(Minus): Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year	$0
Compensation Actually Paid	$1,563,969

Compensation Actually Paid vs. Total Shareholder Return

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Company Total Shareholder Return (“TSR”)

The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income

Description of Relationship Between PEOs and Non-PEO NEO Compensation Actually Paid and Net Income

The following chart sets forth the relationship between the average Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our Net Income during the three most recently completed fiscal years.

Total Shareholder Return Amount		$ 171.10	180.84	162.66
Net Income (Loss) Attributable to Parent		71,183,000	$ (63,734,000)	$ (54,188,000)
Minus Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(2,472,698)
Minus Grant Date Fair Value of Equity Awards Granted in Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(718,200)
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,510,812
Plus Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		720,538
Plus Minus Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(130,123)
Plus Minus Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(43,635)
Plus Minus Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		136,668
Plus Minus Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		45,871
Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member] | PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
Minus Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year [Member] | Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
PEO [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount		3,991,516
PEO Actually Paid Compensation Amount		4,036,175
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount		1,559,395
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,563,969

[1]	Deductions from, and additions to, total compensation as reported in the SCT by year to calculate CAP include: